Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	75,000,000
Proposed Maximum Offering Price per Unit | $ / shares	199.33
Maximum Aggregate Offering Price	$ 14,949,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,064,560.48
Offering Note

(1)
RTX Corporation (the “Company”) is filing this Registration Statement to register 75,000,000 shares of common stock, $1.00 par value per share (“Common Stock”), for issuance under the RTX Corporation Long-Term Incentive Plan, as amended and restated effective May 2, 2024, and further amended on October 29, 2025 (the “Plan”), which are in addition to Common Stock previously registered in connection with the Plan on the Registration Statement on Form S-8 filed with the Commission on June 22, 2018 (File No. 333-225839) and the Registration Statement on Form S-8 filed with the Commission on July 25, 2023 (File No. 333-273420).  Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Company’s Common Stock that become issuable under the Plan set forth herein by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Company’s Common Stock, as applicable.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Company’s Common Stock as reported on the New York Stock Exchange on February 2, 2026, which date is within five business days prior to filing this Registration Statement.